Intangible assets (Details)	12 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 Luxoft International Horizon Payable for software acquisition, at fair value USD ($)	Dec. 31, 2012 Luxoft International Horizon Payable for software acquisition, at fair value EUR (€)	Mar. 31, 2014 Luxoft International Horizon Payable for software acquisition, at fair value USD ($)	Mar. 31, 2014 Capitalized software development costs USD ($)	Mar. 31, 2013 Capitalized software development costs USD ($)	Mar. 31, 2014 Trade name USD ($)	Mar. 31, 2013 Trade name USD ($)	Mar. 31, 2014 Websites USD ($)	Mar. 31, 2013 Websites USD ($)	Mar. 31, 2014 Contract-based customer relationships USD ($)	Mar. 31, 2013 Contract-based customer relationships USD ($)	Mar. 31, 2014 Other USD ($)	Mar. 31, 2013 Other USD ($)
Intangible assets
Weighted-average useful lives							5 years		6 years		6 years		10 years		4 years
Total cost	$ 37,235,000	$ 34,520,000					$ 16,088,000	$ 13,373,000	$ 13,000	$ 13,000	$ 6,000	$ 6,000	$ 20,756,000	$ 20,756,000	$ 372,000	$ 372,000
Accumulated amortization	(16,227,000)	(12,163,000)
Total intangible assets, net	21,007,000	22,357,000
Amortization expense	4,065,000	2,138,000	2,405,000
Next 5 years amortization
For the year ended March 31, 2015	5,376,000
For the year ended March 31, 2016	4,891,000
For the year ended March 31, 2017	4,596,000
For the year ended March 31, 2018	4,440,000
For the year ended March 31, 2019	2,616,000
Total intangible assets, net	21,007,000	22,357,000
Additional information
Amount agreed to be paid for purchase of software					2,500,000
Percentage of net revenues from sale of software agreed to be paid				20.00%	20.00%
Payment term for 20% of net revenues from sale of software				5 years	5 years
Fair value of future revenue sharing payments				$ 2,378,000		$ 1,920,000
Discount rate (as a percent)				15.00%	15.00%